Document and Entity Information	Oct. 31, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity File Number	1-31987
Entity Registrant Name	Hilltop Holdings Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1477939
Entity Address, Address Line One	2323 Victory Avenue
Entity Address, Adress Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	855-2177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HTH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001265131
Amendment Flag	false